EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE
EARNINGS PER SHARE

15.EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2014, 2015 and 2016 as follows:

	2014	2015	2016
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:

Net income attributable to 51job, Inc.	438,910	618,057	565,978
Eliminate the dilutive effect of interest expense, change in fair value and foreign exchange translation related to convertible senior notes	—	32,653	—

Numerator for diluted earnings per share	438,910	650,710	565,978

Denominator:

Denominator for basic earnings per share — weighted average common shares outstanding	58,475,397	57,714,850	58,132,976
Dilutive effect of convertible senior notes	—	4,035,672	—
Dilutive effect of share options	1,216,596	748,129	341,092

Denominator for diluted earnings per share	59,691,993	62,498,651	58,474,068

Basic earnings per share	7.51	10.71	9.74

Diluted earnings per share	7.35	10.41	9.68

The convertible senior notes were not included in the calculation of diluted earnings per share in 2014 and 2016 because their inclusion would have been anti-dilutive.

The Company excluded outstanding share options of 2,196,406 in 2014, 3,312,749 in 2015 and 3,881,628 in 2016 from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

The Company excluded 1,462,204 common shares underlying the zero-strike call option contracts from both the basic and diluted earnings per share calculation as they are considered as deemed repurchased for the purpose of calculating both basic and diluted earnings per share.